Leases - Summary Of Supplemental Balance Sheet Information Related To Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee Operating Leases [Line Items]
Right-of-use assets	$ 300.1	$ 344.3	$ 116.8
Lease liabilities (current)		44.4	37.7
Operating Leases, Liabilities, non-current		329.7	96.4
Operating Lease, Liability		$ 374.1	$ 134.1